Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

The following is a summary of other current liabilities as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB	RMB
Professional service fee	6,319	2,117
Advertising expense payables	2,703	7,062
Promotional expense payables	5,862	5,575
Others	5,582	5,313
Total	20,466	20,067